JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		R$ 1,628,645,000	R$ 1,558,762,000
Civil	[1]	860,248,000	1,379,698,000
Regulatory		312,520,000	303,274,000
Labor		88,986,000	117,825,000
Total		2,890,399,000	3,359,559,000
Garnishments		21,530,000	23,428,000
Total		2,911,929,000	3,382,987,000
Current	[1]	72,516,000	592,369,000
Non-current		2,839,413,000	2,790,618,000
Judicial deposit related to an acquisition			R$ 522,297,000
Value of the judicial deposit write-off		488,458,000
Updated amount of the judicial deposits		R$ 277,198,000

[1]	On December 31, 2022, includes R$522,297, referring to the judicial deposit updated to comply with the preliminary decision of the 7th Business Court of the District of the Capital of the State of Rio de Janeiro, relating to the acquisition of Garliava in 2022. As described in Post-Closing Price Adjustment” of note 1.c.3, in 2023 the Company wrote off the judicial deposit of the retained amount (R$488,458), plus interest and/or monetary correction applicable, offsetting 50% of the amount allocated as debt (note 21.c.3.3.1) and the other 50% in the updated amount of R$277,198, was raised by the Company before the Arbitration Chamber on October 4, 2023.